Income Taxes - Components of provision for income taxes (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Taxes currently payable
Federal									$ 883,916	$ 798,160
State									320,593
Deferred income taxes									(137,484)	135,886
Income tax expense	$ 218,785	$ 230,247	$ 327,139	$ 290,854	$ 183,641	$ 260,619	$ 176,277	$ 313,509	$ 1,067,025	$ 934,046